Other operating expenses - Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses [Abstract]
Insurance	$ 4,650	$ 1,447	$ 7,642	$ 3,099
Sponsorship and marketing	857	401	1,435	694
Loss on theft of PPE in transit	0	0	1,724	0
ERS fees	84	32	182	32
Charitable donations	175	91	249	233
Filing fees	21	18	43	36
Other expenses	841	542	1,468	781
Non-refundable sales tax (See note 15 - Provisions)	2,542	1,372	5,223	2,966
Non-refundable provincial sales tax	1,329	308	2,302	622
Site identification costs	44	0	44	0
Legal expenses	0	1,797	0	1,797
Total other operating expenses	$ 10,543	$ 6,008	$ 20,312	$ 10,260